Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Summary of accounting policies
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2014	2015
Land	¥94,991	¥91,055
Office buildings	109,052	105,043
Equipment and facilities	48,101	46,186
Software	156,717	158,348
Construction in progress	56	437

Total	¥408,917	¥401,069

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years